SCHEDULE OF AWARDS GRANTED (Details) - $ / shares		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
31-Jul-2024 [member]
IfrsStatementLineItems [Line Items]
Number of share options award to vest		65,426	65,426
Vesting period beginning date		31-Jul-2024	31-Jul-2024
Vesting period ending date		27-Aug-2026	27-Aug-2026
31-Jul-2024 [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 2.098	$ 2.098
31-Jul-2024 [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 0.262	$ 0.262
31-Jul-2024 One [member]
IfrsStatementLineItems [Line Items]
Number of share options award to vest		303,400	303,400
Vesting period beginning date		31-Jul-2024	31-Jul-2024
Vesting period ending date		31-Jul-2027	31-Jul-2027
31-Jul-2024 One [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 2.098	$ 2.098
31-Jul-2024 One [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 0.262	$ 0.262
21-Aug-2024 [member]
IfrsStatementLineItems [Line Items]
Vesting period beginning date	[1]	21-Aug-2024	21-Aug-2024
Vesting period ending date	[1]	30-Apr-2026	30-Apr-2026
Percentage of share options award to vest	[1]	0.50%	0.50%
21-Aug-2024 [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date	[1]	$ 2.098	$ 2.098
21-Aug-2024 [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date	[1]	$ 0.262	$ 0.262
1-Sep-2025 [member]
IfrsStatementLineItems [Line Items]
Number of share options award to vest		20,000	20,000
Vesting period beginning date		1-Sep-2025	1-Sep-2025
Vesting period ending date		18-May-2026/2027/2028	18-May-2026/2027/2028
1-Sep-2025 [member] | Before The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 60.50	$ 60.50
1-Sep-2025 [member] | After The Stock Bonus [member]
IfrsStatementLineItems [Line Items]
Recapitalized fair value per option at grant date		$ 7.563	$ 7.563

[1]	Fair value of the Awards as of August 21, 2024 is with reference to the fair values determined on July 31, 2024.